Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business (Tables)	12 Months Ended
Dec. 31, 2022
Statement [line items]
Summary of Purchase Price Allocation
The following table presents condensed combined information of the statement of financial position for the assets held for sale in 2021 related to the operating segments in Costa Rica and El Salvador, as mentioned above:

2021
Current assets	$29
Non-current assets	48

Total assets held for sale	77
Current liabilities	31
Non-current liabilities	8

Total liabilities directly related to assets held for sale	39

Total net assets held for sale	$38

Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations
In addition, the following table presents condensed combined information of the statements of operations of CEMEX’s discontinued operations previously mentioned related to: a) Neoris operations for the period from January 1 to October 25, 2022 and for years ended December 31, 2021 and 2020; b) Costa Rica and El Salvador for the period from January 1 to August 31, 2022 and for the years ended December 31, 2021 and 2020; c) Spain related to the white cement business for the period from January 1 to July 9, 2021 and for the year ended December 31, 2020; d) France related to the Rhone Alpes region for the three-month period ended March 31, 2021 and the year ended December 31, 2020; e) the United Kingdom for the period from January 1 to August 3, 2020 and; f) the United States related to Kosmos assets for the period from January 1 to March 6, 2020.

	2022	2021	2020
Revenues	$256	354	490
Cost of sales and operating expenses	(225)	(304)	(434)
Other income (expenses), net	(8)	(42)	(21)
Financial expenses, net and others	—	5	2

Earnings before income tax	23	13	37
Income tax	(3)	(48)	(92)

Result of discontinued operations	20	(35)	(55)
Net disposal result	304	(4)	(45)

Net result of discontinued operations	$324	(39)	(100)

Summary of Consolidating Income Statements by Reportable Segment
Selected information of the consolidated statements of operations by reportable segment for the years 2022, 2021 and 2020, excluding the share of profits of equity accounted investees by reportable segment that is included in the note 14.1, was as follows:

2022	Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$3,842	(200)	3,642	1,133	172	961	(69)	(28)	32
United States	5,038	(4)	5,034	762	455	307	(205)	(55)	(21)
EMEAA
United Kingdom	982	—	982	195	60	135	(8)	(8)	(8)
France	781	—	781	63	50	13	1	(10)	2
Germany	485	(46)	439	40	28	12	2	(2)	(3)
Poland	419	(4)	415	64	22	42	1	(2)	4
Spain	382	(36)	346	6	28	(22)	(113)	(2)	2
Philippines 1	379	—	379	84	37	47	(2)	18	(9)
Israel	840	—	840	112	46	66	5	(4)	—
Rest of EMEAA	707	(1)	706	116	55	61	(10)	(4)	2
SCA&C
Colombia 2	429	—	429	61	24	37	12	(7)	22
Panama 2	149	(34)	115	28	16	12	(2)	—	—
Caribbean TCL 3	302	(8)	294	74	17	57	(19)	(4)	(1)
Dominican Republic	348	(6)	342	133	8	125	(1)	(1)	(3)
Rest of SCA&C 2	394	(1)	393	90	13	77	(2)	(2)	(3)
Others	2,849	(2,409)	440	(280)	89	(369)	(57)	(290)	31

Continuing operations	18,326	(2,749)	15,577	2,681	1,120	1,561	(467)	(401)	47
Discontinued operations	256	—	256	39	8	31	(8)	(4)	4

Total	$18,582	(2,749)	15,833	2,720	1,128	1,592	(475)	(405)	51

2021	Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$3,466	(142)	3,324	1,164	161	1,003	(43)	(29)	2
United States	4,359	(4)	4,355	778	464	314	(127)	(47)	(19)
EMEAA
United Kingdom	940	—	940	141	69	72	(3)	(8)	(17)
France	863	—	863	93	50	43	(6)	(11)	—
Germany	472	(43)	429	69	28	41	—	(2)	(2)
Poland	405	(6)	399	73	25	48	(4)	(2)	1
Spain	359	(25)	334	(6)	33	(39)	(331)	(3)	51
Philippines 1	424	—	424	114	40	74	(1)	17	(2)
Israel	785	—	785	114	45	69	(1)	(4)	2
Rest of EMEAA	618	(5)	613	87	56	31	(110)	(3)	1
SCA&C
Colombia 2	437	—	437	87	26	61	(19)	(7)	(12)
Panama 2	121	(23)	98	31	16	15	(2)	—	—
Caribbean TCL 3	280	(7)	273	65	19	46	(1)	(6)	(6)
Dominican Republic	299	(8)	291	128	7	121	3	—	(1)
Rest of SCA&C 2	465	(21)	444	110	13	97	(5)	(2)	(3)
Others	1,621	(1,251)	370	(209)	68	(277)	568	(551)	(74)

Continuing operations	15,914	(1,535)	14,379	2,839	1,120	1,719	(82)	(658)	(79)
Discontinued operations	354	—	354	66	16	50	(42)	(5)	10

Total	$16,268	(1,535)	14,733	2,905	1,136	1,769	(124)	(663)	(69)

2020	Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	$2,812	(134)	2,678	931	148	783	(46)	(31)	(4)
United States	3,994	(1)	3,993	747	440	307	(1,350)	(53)	(20)
EMEAA
United Kingdom	739	—	739	88	67	21	(73)	(9)	(77)
France	754	—	754	71	48	23	(1)	(12)	3
Germany	489	(37)	452	67	28	39	(3)	(2)	(3)
Poland	377	(7)	370	74	25	49	(1)	(2)	1
Spain	319	(16)	303	25	39	(14)	(195)	(3)	(9)
Philippines 1	398	—	398	118	46	72	(1)	2	2
Israel	754	—	754	115	28	87	—	(4)	1
Rest of EMEAA	582	(9)	573	75	56	19	(26)	(3)	(22)
SCA&C
Colombia 2	404	—	404	86	25	61	(14)	(5)	(13)
Panama 2	80	(7)	73	12	16	(4)	(19)	(1)	1
Caribbean TCL 3	251	(7)	244	65	22	43	(9)	(6)	(8)
Dominican Republic	229	(11)	218	84	8	76	(5)	(1)	4
Rest of SCA&C 2	393	(3)	390	100	15	85	(38)	(2)	7
Others	796	(470)	326	(261)	94	(355)	18	(641)	22

Continuing operations	13,371	(702)	12,669	2,397	1,105	1,292	(1,763)	(773)	(115)
Discontinued operations	505	(15)	490	76	20	56	(21)	(4)	6

Total	$13,876	(717)	13,159	2,473	1,125	1,348	(1,784)	(777)	(109)

1
CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2022 and 2021, there is a non-controlling
interest in CHP of 22.10% and 22.16%, respectively, of its ordinary shares (note 21.4).

2
CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Guatemala and Nicaragua, and until August 31, 2022, of the operations in Costa Rica and El Salvador. At year end 2022 and 2021, there is a non-controlling
interest in CLH of 4.70% and 7.74%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 21.4).

3
The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2022 and 2021, there is a non-controlling
interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).

Summary of Balance sheet Information by Reportable Segment
Debt by reportable segment is disclosed in note 17.1. As of December 31, 2022 and 2021, selected statement of financial position information by reportable segment was as follows:

2022	Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1
Mexico	$—	3,846	3,846	1,381	2,465	265
United States	198	12,425	12,623	2,642	9,981	551
EMEAA
United Kingdom	5	1,388	1,393	921	472	74
France	42	910	952	471	481	57
Germany	3	449	452	255	197	33
Poland	—	341	341	119	222	33
Spain	—	616	616	204	412	27
Philippines	—	792	792	155	637	72
Israel	—	771	771	495	276	37
Rest of EMEAA	10	773	783	303	480	55
SCA&C
Colombia	—	742	742	274	468	45
Panama	—	302	302	88	214	19
Caribbean TCL	—	499	499	218	281	16
Dominican Republic	—	232	232	81	151	18
Rest of SCA&C	—	268	268	104	164	20
Others	382	1,385	1,767	7,827	(6,060)	40

Total	640	25,739	26,379	15,538	10,841	1,362
Assets held for sale and related liabilities (note 13)	—	68	68	—	68	—

Total consolidated	$640	25,807	26,447	15,538	10,909	1,362

2021	Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets 1
Mexico	$—	3,785	3,785	1,513	2,272	190
United States	159	12,651	12,810	2,707	10,103	373
EMEAA
United Kingdom	6	1,585	1,591	1,220	371	94
France	41	952	993	476	517	44
Germany	3	398	401	287	114	29
Poland	1	321	322	126	196	29
Spain	—	704	704	240	464	34
Philippines	—	777	777	153	624	89
Israel	—	776	776	526	250	45
Rest of EMEAA	9	798	807	287	520	66
SCA&C
Colombia	—	962	962	477	485	27
Panama	—	282	282	88	194	9
Caribbean TCL	—	498	498	219	279	22
Dominican Republic	—	192	192	87	105	15
Rest of SCA&C	—	262	262	173	89	15
Others	316	1,031	1,347	7,761	(6,414)	13

Total	535	25,974	26,509	16,340	10,169	1,094
Assets held for sale and related liabilities (note 13)	—	141	141	39	102	5

Total consolidated	$535	26,115	26,650	16,379	10,271	1,099

1
In 2022 and 2021, the column “Additions to fixed assets” includes capital expenditures, which comprises acquisitions of property, machinery and equipment as well as additions of assets for the right-of-use,
for combined amounts of $1,362 and $1,099, respectively (note 15).

Summary of Revenues by Line of Business and Reportable Segment
Revenues by line of business and reportable segment for the years ended December 31, 2022, 2021 and 2020 were as follows:

2022	Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	Revenues
Mexico	$2,663	925	261	843	14	(1,064)	3,642
United States	2,017	2,871	1,202	697	12	(1,765)	5,034
EMEAA
United Kingdom	312	329	371	206	27	(263)	982
France	—	622	332	15	—	(188)	781
Germany	220	186	81	32	71	(151)	439
Poland	282	160	41	4	1	(73)	415
Spain	281	99	34	25	—	(93)	346
Philippines	378	—	—	4	—	(3)	379
Israel	—	718	213	97	21	(209)	840
Rest of EMEAA	504	260	48	18	26	(150)	706
SCA&C
Colombia	296	137	40	62	19	(125)	429
Panama	119	27	7	13	2	(53)	115
Caribbean TCL	297	4	6	2	5	(20)	294
Dominican Republic	285	20	—	46	10	(19)	342
Rest of SCA&C	360	16	3	22	1	(9)	393
Others	—	—	—	—	2,851	(2,411)	440

Continuing operations	8,014	6,374	2,639	2,086	3,060	(6,596)	15,577
Discontinued operations	113	18	4	3	174	(56)	256

Total	$8,127	6,392	2,643	2,089	3,234	(6,652)	15,833

F-37

2021	Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	Revenues
Mexico	$2,412	733	208	810	14	(853)	3,324
United States	1,731	2,479	1,005	558	13	(1,431)	4,355
EMEAA
United Kingdom	270	311	377	200	53	(271)	940
France	—	682	397	6	—	(222)	863
Germany	210	204	65	30	69	(149)	429
Poland	272	154	38	6	1	(72)	399
Spain	256	93	31	23	—	(69)	334
Philippines	423	—	—	4	1	(4)	424
Israel	—	657	199	89	27	(187)	785
Rest of EMEAA	423	232	47	14	21	(124)	613
SCA&C
Colombia	309	130	36	58	21	(117)	437
Panama	103	16	5	7	1	(34)	98
Caribbean TCL	271	5	7	4	6	(20)	273
Dominican Republic	240	16	—	44	8	(17)	291
Rest of SCA&C	400	20	6	24	1	(7)	444
Others	—	—	—	—	1,619	(1,249)	370

Continuing operations	7,320	5,732	2,421	1,877	1,855	(4,826)	14,379
Discontinued operations	156	23	7	3	174	(9)	354

Total	$7,476	5,755	2,428	1,880	2,029	(4,835)	14,733

2020	Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	Revenues
Mexico	$2,001	628	172	590	14	(727)	2,678
United States	1,599	2,255	954	468	13	(1,296)	3,993
EMEAA
United Kingdom	201	274	314	176	53	(279)	739
France	—	647	340	—	—	(233)	754
Germany	210	202	69	31	69	(129)	452
Poland	244	142	39	6	1	(62)	370
Spain	233	83	24	18	—	(55)	303
Philippines	398	—	—	2	1	(3)	398
Israel	—	623	195	81	27	(172)	754
Rest of EMEAA	400	220	42	11	21	(121)	573
SCA&C
Colombia	294	119	34	44	21	(108)	404
Panama	67	14	4	4	1	(17)	73
Caribbean TCL	245	5	7	2	6	(21)	244
Dominican Republic	185	15	5	31	8	(26)	218
Rest of SCA&C	359	3	6	19	1	2	390
Others	—	—	—	—	802	(476)	326

Continuing operations	6,436	5,230	2,205	1,483	1,038	(3,723)	12,669
Discontinued operations	167	90	77	3	201	(48)	490

Total	$6,603	5,320	2,282	1,486	1,239	(3,771)	13,159